Accounts and Notes Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

	June 30, 2015	December 31, 2014
Accounts receivable—trade, net	$702.7	$638.3
Notes receivable	47.2	45.5
Other	119.6	136.6

Total	$869.5	$820.4

	Successor
	Year Ended December 31,
	2014	2013
Accounts receivable—trade, net	$638.3	$637.5
Notes receivable	45.5	44.7
Other	136.6	183.7

Total	$820.4	$865.9